Equity (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
(i)    Share capital

	As of June 30,
	2025	2024	2023	2025	2024	2023
	Shares No.			(U.S. dollars, in thousands)
Contributed equity
(i) Share capital
Ordinary shares	1,279,967,187	1,141,784,114	814,204,825	1,508,846	1,310,813	1,249,123
Less: Treasury Shares	(32,389)	(542,903)	(542,903)	—	—	—
Total Contributed Equity	1,279,934,798	1,141,241,211	813,661,922	1,508,846	1,310,813	1,249,123

Summary of Movements in Ordinary Share Capital
(ii)    Movements in ordinary share capital

	As of June 30,			As of June 30,
	2025	2024	2023	2025	2024		2023
	Shares No.			(U.S. dollars, in thousands)
Opening balance	1,141,784,114	814,204,825	650,454,551	1,310,813	1,249,123		1,165,309
Issues of ordinary shares during the period
Exercise of share options(1)	—	—	—	5,177	7		—
Transfer to employee share trust(1)	16,640,000	1,072,363	—	—	—		—
Entitlement offer to existing eligible shareholders and institutional placement(2)	5,039,814	326,506,926	—	1,000	64,399	—	—
Placement of shares under a share placement agreement(3)	104,000,000	—	163,750,274	161,205	—		89,141
Share based compensation for contingent consideration(4)	10,228,239	—	—	20,000	—		—
Placement of shares for exercise of warrants(5)	2,275,020	—	—	5,532	—		—
Transaction costs arising on share issue	—	—	—	(4,314)	(3,920)		(5,327)
	138,183,073	327,579,289	163,750,274	188,600	60,486		83,814
Unissued ordinary shares during the period
Placement of shares under a share placement agreement(2)	—	—	—	(1,000)	1,000		—
	—	—	—	(1,000)	1,000		—
Total contributions of equity during the period	138,183,073	327,579,289	163,750,274	187,600	61,486		83,814
Share options reserve transferred to equity on exercise of options	—	—	—	10,433	204		—
Ending balance	1,279,967,187	1,141,784,114	814,204,825	1,508,846	1,310,813		1,249,123

(1)	Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. Unpaid shares are issued to the share trust to enable future option exercises to be settled. On exercise of options, the proceeds of the exercise are recorded in ordinary share capital in Mesoblast Limited and the exercise is settled by transfer of the shares from the share trust to the employee.

(2)
In December 2023 and March 2024, respectively, 201,137,412 and 125,369,514 shares were issued in a 1 for 4 pro-rata accelerated non-renounceable entitlement offer of new fully paid ordinary shares in Mesoblast Limited to existing shareholders in Australia and certain other countries together with an institutional placement of new fully paid ordinary shares in Mesoblast Limited, at A$0.30 per share. As part of the placement in March 2024, Dr. Eric Rose, the Company's Chief Medical Officer and a director of Mesoblast, subscribed for 5,039,814 shares in Mesoblast Limited at A$0.30 per share, subject to shareholder approval which was received in November 2024. The shares remained in unissued capital until the shares were issued in December 2024.

(3)
In January 2025, 104,000,000 shares were issued in a a global private placement primarily to Mesoblast Limited's existing major US, UK, and Australian shareholders at A$2.50 per share.

In August 2022, 86,666,667 shares were issued in an equity purchase of Mesoblast Limited at A$0.75 per share to existing and new institutional investors, representing a 5.00% discount to the thirty trading-day volume weighted average price. In April 2023, 77,083,607 shares were issued in an equity purchase of Mesoblast Limited at A$0.85 per share primarily to existing major shareholders, representing a 15.00% discount to the five trading-day volume weighted average price.

(4)
In January 2025, 10,228,239 ordinary shares were issued at A$3.15 per share as payment for a $20 million milestone within contingent consideration recognized on the balance sheet following the FDA approval of Ryoncil® in the treatment of children with SR-aGVHD in the United States in December 2024.

(5)
In January 2025, 2,275,020 ordinary shares were issued to Oaktree for the exercise of 227,502 ADS warrants that were issued in December 2022, at US$7.24 per ADS. One ADS warrant is equivalent to 10 ordinary shares. The fair value of $3.9 million relating to the warrants exercised and the exercise price of $1.6 million were recognized as issued capital within the equity statement.

Summary of Movements of Shares in Share Trust
(iii)    Movements of shares in share trust

	As of June 30			As of June 30
	2025	2024	2023	2025	2024	2023
	Shares No.			(U.S. dollars, in thousands)
Opening balance	542,903	542,903	542,903	—	—	—
Movement of shares in share trust
Transfer to employee share trust(1)	16,640,000	1,072,363	—	—	—	—
Exercise of share options(1)	(17,150,514)	(1,072,363)	—	—	—	—
Ending balance	32,389	542,903	542,903	—	—	—

(1)	Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. Unpaid shares are issued to the share trust to enable future option exercises to be settled. On exercise of options, the proceeds of the exercise are recorded in ordinary share capital in Mesoblast Limited and the exercise is settled by transfer of the shares from the share trust to the employee.

Summary of Reserves
(i)    Reserves

	As at June 30,
(in U.S. dollars, in thousands)	2025	2024
Share-based payments reserve	126,504	106,842
Investment revaluation reserve	(912)	(1,286)
Foreign currency translation reserve	(39,062)	(40,222)
Warrants reserve	12,969	12,969
	99,499	78,303

Summary of Reconciliation of Reserves
(ii)    Reconciliation of reserves

(in U.S. dollars, in thousands)	As at June 30,
Share-based payments reserve	2025	2024
Opening balance	106,842	101,367
Tax credited / (debited) to equity	330	(191)
Transfer to ordinary shares on exercise of options	(10,433)	(204)
Share-based payment expense for the year	29,765	5,870
Closing Balance	126,504	106,842

Investment revaluation reserve
Opening balance	(1,286)	(543)
Changes in the fair value of financial assets through other comprehensive income	374	(743)
Closing Balance	(912)	(1,286)

Foreign currency translation reserve
Opening balance	(40,222)	(40,273)
Currency gain/(loss) on translation of foreign operations net assets	1,160	51
Closing Balance	(39,062)	(40,222)

Warrant reserve
Opening balance	12,969	12,969
Movements during the period	—	—
Closing Balance	12,969	12,969